Fair Value of Bitcoin (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of June 30, 2025, and December 31, 2024:

	Number	Per Bitcoin	Amount at	Fair Value Measurement Category
June 30, 2025	of Bitcoin	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	1,926.50	$107,753.95	$207,588,327	$207,588,327	$-	$-

	Number	Per Bitcoin	Amount at	Fair Value Measurement Category
December 31, 2024	of Bitcoin	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	1,937.86	$93,393.01	$180,982,533	$-	$180,982,533	$-

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of December 31, 2024, and December 31, 2023:

	Number	Per Bitcoin Fair	Amount at	Fair Value Measurement Category
December 31, 2024	of Bitcoin	Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	1,937.86	$93,393.01	$180,982,533	$-	$180,982,533	$-

	Number	Per Bitcoin Fair	Amount at	Fair Value Measurement Category
December 31, 2023	of Bitcoin	Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	2,750.14	$42,014.39	$115,545,433	$-	$115,545,433	$-

Schedule of Investment Holdings of Investments

The following represents the changes in quantity and the respective fair value of Bitcoin for the period ended June 30, 2025:

	Bitcoin	Fair Value
Balance at January 1, 2025	1,937.86	$180,982,533
Bitcoin distributed for Management Fee, related party	(4.72)	(447,332)
Bitcoin distributed for other fees	(6.64)	(588,511)
Net realized gain on investment in Bitcoin	-	995,155
Net change in unrealized appreciation on investment in Bitcoin	-	26,646,482
Balance at June 30, 2025	1,926.50	$207,588,327
The following represents the changes in quantity and the respective fair value of Bitcoin for the year ended December 31, 2024:

	Bitcoin	Fair Value
Balance at January 1, 2024	2,750.14	$115,545,433
Bitcoin distributed for redemptions	(788.11)	(54,057,318)
Bitcoin distributed for Management Fee, related party	(10.82)	(672,027)
Bitcoin distributed for other fees	(13.35)	(813,233)
Net realized gain on investment in Bitcoin	-	52,631,033
Net change in unrealized appreciation on investment in Bitcoin	-	68,348,645
Balance at December 31, 2024	1,937.86	$180,982,533

The following represents the changes in quantity and the respective fair value of Bitcoin for the year ended December 31, 2024:

	Bitcoin	Fair Value
Balance at January 1, 2024	2,750.14	115,545,433
Bitcoin distributed for redemptions	(788.11)	(54,057,318)
Bitcoin distributed for Management Fee, related party	(10.82)	(672,027)
Bitcoin distributed for other fees	(13.35)	(813,233)
Net realized gain on investment in Bitcoin	-	52,631,033
Net change in unrealized appreciation on investment in Bitcoin	-	68,348,645
Balance at December 31, 2024	1,937.86	180,982,533

	Bitcoin	Fair Value
Balance at January 1, 2023	2,792.88	46,253,445
Bitcoin distributed for Management Fee, related party	(13.57)	(376,173)
Bitcoin distributed for other fees	(29.17)	(832,036)
Net realized gain on investment in Bitcoin	-	1,055,021
Net change in unrealized depreciation on investment in Bitcoin	-	69,445,176
Balance at December 31, 2023	2,750.14	115,545,433